Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2021	9.8	7.4	8.6	4.1	29.9
Accumulated Depreciation at January 1, 2021	(0.2)	(1.1)	(3.3)	(2.6)	(7.2)
Net book amount at January 1, 2021	9.5	6.3	5.3	1.5	22.7

Twelve month period ended December 31, 2021
Opening net book amounts	9.5	6.3	5.3	1.5	22.7
Lease modification	—	—	3.8	—	3.8
Additions	68.4	7.6	91.2	0.8	168.0
Disposals	—	—	0.0	(0.1)	(0.2)
Depreciation	(4.8)	(1.9)	(7.9)	(1.0)	(15.5)
Currency Translation	(0.2)	(0.1)	(0.5)	(0.1)	(0.9)
Net book value at December 31, 2021	72.9	11.9	91.9	1.2	177.9

Cost at December 31, 2021	77.9	14.8	102.9	4.5	200.2
Accumulated Depreciation at December 31, 2021	(5.0)	(3.0)	(11.0)	(3.3)	(22.3)
Net book amount at December 31, 2021	72.9	11.9	91.9	1.2	177.9

Twelve month period ended December 31, 2022
Opening net book amounts	72.9	11.9	91.9	1.2	177.9
Lease modification	(52.4)	1.7	5.1	—	(45.5)
Additions	—	31.7	8.2	3.6	43.4
Disposals	—	(0.1)	(1.3)	(0.2)	(1.6)
Depreciation	(7.1)	(5.2)	(9.0)	(1.7)	(23.0)
Currency Translation	3.4	(2.0)	(0.8)	(0.1)	0.4
Net book value at December 31, 2022	16.8	37.9	94.2	2.8	151.6

Cost at December 31, 2022	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation at December 31, 2022	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book amount at December 31, 2022	16.8	37.9	94.2	2.8	151.6